SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Revenues	$ 58,998	$ 49,582	$ 40,164
Individuals and communities
SEGMENT INFORMATION
Revenues	22,161	22,331	21,067
Institutions and payers
SEGMENT INFORMATION
Revenues	36,349	26,774	18,476
Others
SEGMENT INFORMATION
Revenues	488	477	621
Europe
SEGMENT INFORMATION
Revenues	13,374	17,942	17,040
Europe | Institutions and payers
SEGMENT INFORMATION
Revenues	13,374	17,942	17,040
Israel
SEGMENT INFORMATION
Revenues	45,138	31,190	22,506
Israel | Individuals and communities
SEGMENT INFORMATION
Revenues	22,161	22,331	21,067
Israel | Institutions and payers
SEGMENT INFORMATION
Revenues	22,975	8,832	1,436
Israel | Others
SEGMENT INFORMATION
Revenues	2	27	3
ROW
SEGMENT INFORMATION
Revenues	486	450	618
ROW | Others
SEGMENT INFORMATION
Revenues	$ 486	$ 450	$ 618